SCHEDULE OF TOTAL NUMBER OF COMMON SHARES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Shares used in computation of basic earnings per share for the periods ended	677,200	126,760	298,760	50,320
Total dilutive effect of outstanding stock awards or common stock equivalents	1,062,760	30,200	674,560	27,280
Shares used in computation of fully diluted earnings per share for the periods ended March 31, 2023 and March 31, 2022, respectively	1,739,960	156,960	973,320	77,600
Net income (loss)	$ (227,055)	$ (2,628,237)	$ (7,143,153)	$ (6,098,944)
Fully diluted income (loss) per share	$ (0.13)	$ (16.74)	$ (7.34)	$ (78.59)